Associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2019
Statement of financial position
Equity shareholders' funds	€ 50,633	€ 52,745
Goodwill	21,918	20,514
Investment in joint ventures	5,294	6,246
Investment in associates	1,198	550
Profit (loss) from continuing operations	59	(3,724)	€ 1,570
(Loss)/profit from continuing operations	€ (620)	(361)	(379)
VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Joint venture ownership interest	50.00%
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	€ 319	660
Interest in associates/joint ventures	160	330
Investment in joint ventures	0	330
Profit (loss) from continuing operations	(218)	(249)		€ (354)
Share of loss	(109)	(125)	(177)
Share of loss not recognised	14	0	0
(Loss)/profit from continuing operations	(95)	(125)	(177)
Transferred to assets held for sale	(174)	0
TPG Telecom Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures	(150)	(144)
Goodwill	48	48
Investment in associates	(102)	(96)
Profit (loss) from continuing operations	132	(227)	(134)
(Loss)/profit from continuing operations	€ (4)	(97)	(74)
Mazlv Proprletary Limited [Member]
Statement of financial position
Percentage of shareholding in associate	30.00%
Mazlv Proprletary Limited [Member] | Associates [member]
Statement of financial position
Interest in associates/joint ventures	€ 322	0
Goodwill	319	0
Investment in associates	623	0
Profit (loss) from continuing operations	11	0	0
(Loss)/profit from continuing operations	€ 3	0	0
Vodafone Idea Limited
Statement of financial position
Investment in joint ventures					€ 0
Joint venture ownership interest	16.10%
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	€ (9,586)	(9,479)
Interest in associates/joint ventures	(1,541)	(1,524)
Impairment	(208)	(234)
Share of unrecognised losses	1,749	1,758
Investment in joint ventures	0	0
Profit (loss) from continuing operations	(1,253)	(2,784)		(3,218)
Share of loss	(201)	(660)	(1,009)
Share of loss not recognised	€ 201	660	1,009
Safaricom Limited
Statement of financial position
Percentage of shareholding in associate	39.90%
Safaricom Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures	€ 537	498
Goodwill	2	2
Investment in associates	539	500
Profit (loss) from continuing operations	643	503	399
(Loss)/profit from continuing operations	256	201	159
Indus Towers Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures	0	0
Goodwill	0	0
Investment in associates	0	0
Profit (loss) from continuing operations	0	263	666
(Loss)/profit from continuing operations	0	55	140
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	10,414	11,887
Interest in associates/joint ventures	5,207	5,943
Investment in joint ventures	5,207	5,943
Profit (loss) from continuing operations	(880)	(166)		€ (145)
Share of loss	(440)	(74)	(85)
Share of loss not recognised	0	0	0
(Loss)/profit from continuing operations	(440)	(74)	(85)
Transferred to assets held for sale	0	0
Oak Holdings 1 GmbH
Statement of financial position
Investment in joint ventures	€ 5,207	€ 5,943
Joint venture ownership interest	50.00%	50.00%
(Loss)/profit from continuing operations	€ (440)	€ (74)	€ (85)